BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Transactions with Related parties (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties
Related party transaction represented in shareholder equity, percentage	1.00%
Associates
Disclosure of transactions between related parties
Revenues	$ 521	$ 477	$ 475
Operating costs	(2,673)	(1,895)	(1,206)
La Capital Cable | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	132	222	475
La Capital Cable | Fees for services
Disclosure of transactions between related parties
Operating costs	(1,779)	(1,895)	(1,206)
Ver T.V | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	53	72
OPH | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	336	183
OPH | Fees for services
Disclosure of transactions between related parties
Operating costs	(894)
Related party
Disclosure of transactions between related parties
Revenues	5,765	4,299	3,371
Operating costs	(62,106)	(55,310)	(68,736)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(8,743)	(5,022)	(6,049)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	5,765	4,299	3,371
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(40,661)	(38,725)	(47,313)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(4,118)	(5,938)	(8,375)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(2,364)	(3,188)	(4,917)
Other Related parties | Other purchases
Disclosure of transactions between related parties
Operating costs	$ (6,220)	$ (2,437)	$ (2,082)